Nuveen Mid Cap Value Fund
Nuveen Mid Cap Value Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 99 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 102 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-100 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Mid Cap Value Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The contingent deferred sales charge ("CDSC") on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Mid Cap Value Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%	1.72%	1.22%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.34%	2.09%	2.09%	1.59%	1.09%
[1]	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[2]	The Fund's investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through February 28, 2014 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 1.34%, 2.09%, 2.09%, 1.59% and 1.09% for Class A, Class B, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund's board of directors.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond February 28, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Mid Cap Value Fund (USD $)	A	B	C	R3	I
1 Year	704	712	212	162	111
3 Years	1,001	982	682	529	374
5 Years	1,320	1,278	1,178	921	658
10 Years	2,221	2,355	2,544	2,019	1,466

No Redemption
Expense Example, No Redemption Nuveen Mid Cap Value Fund (USD $)	A	B	C	R3	I
1 Year	704	212	212	162	111
3 Years	1,001	682	682	529	374
5 Years	1,320	1,178	1,178	921	658
10 Years	2,221	2,355	2,544	2,019	1,466

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase. It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was $699 million to $19.2 billion.

In selecting stocks, the Fund's sub-adviser invests in companies that it believes are undervalued relative to other companies in the same industry or market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. The Fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The Fund may invest up to 15% of its total assets in non-dollar denominated equity securities of non-U.S. issuers. In addition, the Fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of non-U.S. issuers and in dollar-denominated equity securities of non-U.S. issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the Fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The Fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The Fund may use these derivatives to manage market or business risk, enhance the Fund's return, or hedge against adverse movements in currency exchange rates.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Derivatives Risk—The use of derivatives involves additional risks, such as liquidity, interest rate, counterparty, market, credit and management risks, and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund's ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund's ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Investment Focus Risk—Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The Fund emphasizes a value style of investing and therefore seeks undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return

During the ten-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 18.57% and -21.15%, respectively, for the quarters ended September 30, 2009 and September 30, 2011.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.
Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Nuveen Mid Cap Value Fund	1 Year	5 Years	10 Years
Class A	3.63%	(1.16%)	7.61%
Class A (return after taxes on distributions)	3.42%	(1.31%)	7.11%
Class A (return after taxes on distributions and sale of Fund shares)	2.54%	(1.00%)	6.61%
Class B	4.17%	(0.92%)	7.45%
Class C	9.16%	(0.73%)	7.44%
Class R3	9.66%	(0.24%)	8.02%
Class I	10.24%	0.26%	8.52%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	3.79%	10.63%
Lipper Mid-Cap Value Classification Average (reflects no deduction for taxes or certain expenses)	17.08%	2.88%	9.15%